Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000831114
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 21, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2018
Prospectus Date	rr_ProspectusDate	Dec. 31, 2018
Boston Partners Institutional Class | Boston Partners Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended August 31, 2018, the portfolio turnover rate for the Fund was 146% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	146.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the Adviser using its "three circles" approach which combines a quantitative screening with a fundamental bottom up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g. high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g. rising earnings estimates, outperform stocks with negative business momentum. The Adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the securities of emerging market issuers, related derivative instruments and other investments that are tied economically to emerging market countries. The Adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets, independent of above definitions 1 through 3. The Adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

In managing the Fund’s portfolio, the Adviser will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the Adviser believes will outperform, emphasizing low valuation, positive business momentum and high quality.

The Fund’s portfolio is rebalanced regularly to maintain the optimal risk/return trade-off. The Adviser assesses each stock’s changing characteristics relative to its contribution to portfolio risk. The Adviser will sell a stock that the Adviser believes no longer offers an appropriate return-to-risk tradeoff. The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

The equity securities in which the Fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds ("ETFs")), real estate investment trusts ("REITs") and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers").

The Fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as “junk bonds”), such as bonds and debentures, used by corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the Adviser to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. The Adviser may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded. The Fund will primarily invest in fixed income instruments, including high yield debt obligations, when the Fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

In general, the Fund’s investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and applicable SEC orders.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may also seek to increase its income by lending portfolio securities.

The Fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. Contracts for differences offer exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. The Fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund makes may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

• Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

• Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

• Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

• Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

• Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

• Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

• Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

• REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

• Portfolio Turnover Risk. The Fund may frequently trade its portfolio securities, resulting in higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

• Segregated Account Risk. The Fund’s transactions in derivative instruments may require the Fund to establish a segregated account consisting of cash or liquid securities in an amount sufficient to cover the transactions. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

• Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Losses incurred by the Fund in writing options can be potentially unlimited.

• Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, contracts for differences, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

• Exchange Traded Fund Risk. Exchange traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in the duplication of expenses, including advisory fees, in addition to the Fund’s own expenses.

• Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

• High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in Junk Bonds, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such Junk Bonds are not considered to be investment grade.

• Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

• Limited Operating History Risk: The Fund has a limited operating history upon which prospective investors can evaluate its performance. Although the investment strategies described herein may have been utilized by investment accounts managed by the Adviser’s investment team, past performance is not indicative of future results

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this Prospectus. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Boston Partners Institutional Class | Boston Partners Emerging Markets Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPEMX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.92%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
One Year	rr_ExpenseExampleYear01	$ 1,121
Three Years	rr_ExpenseExampleYear03	7,522
Five Years	rr_ExpenseExampleYear05	14,178
Ten Years	rr_ExpenseExampleYear10	$ 32,007

[1]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[2]	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund's Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund's Institutional Class shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until February 29, 2020 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total annual Fund operating expenses (not including short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.